PREPAID EXPENSES AND INVENTORY	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND INVENTORY
PREPAID EXPENSES AND INVENTORY

5.    PREPAID EXPENSES AND INVENTORY

	December 31, 2020	December 31, 2019
Prepaid expenses and other assets	$76.3	$81.6
Vehicle parts, supplies and inventory	57.4	50.5
	$133.7	$132.1

In conjunction with an acquisition on July 25, 2015, the Company had paid into escrow an amount of $10.0 million. The release of this amount is tied to the employment contracts of key management of the acquired company. As such, these amounts are recorded in prepaid expenses and other assets and are amortized over the employee retention period as defined by the share purchase agreement. During the year ended December 31, 2020, $2.0 million was recognized in the consolidated statement of operations in respect of this arrangement ($2.0 million during the year ended December 31, 2019, $1.0 million during the seven month period ended December 31, 2018, and $1.0 million during the five month period ended May 31, 2018).

In the year ended December 31, 2020, GFL took a $14.2 million impairment charge, primarily including an $11.4 million write down of inventory and a $2.3 million write down to dispose of inventory.

In the year ended December 31, 2020, GFL wrote off an additional $7.2 million of other assets in relation to funds expected to be received from the vendor of a business acquired in 2018. As at December 31, 2020, the entire balance was determined to not be recoverable and was expensed in the year.